Income Tax - Schedule of Reconciliation of Combined Federal and Provincial Corporate Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense Benefits [line items]
Net Loss before income taxes	$ (41,907,079)	$ (22,639,272)
Income taxes at statutory rates	(11,105,376)	(5,999,407)
Tax effect of expenses not deductible for income tax purposes:
Tax/FX rate changes and other adjustments	0
Permanent differences	(4,800,780)	(4,374,564)
Unrecognized share issue costs	(625,220)	(354,072)
Tax/foreign currency rate changes and other adjustments	93,724
Total tax recovery	(16,437,652)	(10,728,043)
Tax recovery not recognized	16,437,652	10,728,043
Tax expense (income), net	$ 0	$ 0